Basis of Presentation and Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2021
Class A [Member]
Numerator:
Allocation of net income (loss)		$ 479,385	$ (420,345)
Denominator:
Basic and diluted weighted average common shares outstanding (in Shares)		27,600,000	26,184,615
Basic and diluted net income (loss) per common share (in Dollars per share)		$ 0.04	$ (0.04)
Class B [Member]
Numerator:
Allocation of net income (loss)	$ (2,065)	$ 65,102	$ (87,867)
Denominator:
Basic and diluted weighted average common shares outstanding (in Shares)		3,066,666	3,046,153
Basic and diluted net income (loss) per common share (in Dollars per share)		$ 0.04	$ (0.04)